Selected Statements of Income Data - Schedule of Selected Statements of Income Data (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Sales by location of customers :
Sales by location of customers	$ 862,944	$ 759,285	$ 670,954
Selling, marketing, general and administrative expenses:
Selling and marketing	44,617	46,343	43,938
Advertising	8,370	9,787	7,213
General and administrative	34,657	35,603	35,287
Settlements and loss contingencies	(4,200)	2,590	33,300
Total selling, marketing, general and administrative expenses	83,444	94,323	119,738
Including provision for doubtful accounts	16	25	4
Financial (income) expenses:
Interest and exchange differences on long-term liabilities	928	1,515	2,512
Income in respect of deposits	(10,605)	(6,683)	(4,026)
Expenses in respect of short-term credit		1
Foreign currency transaction losses	(41,634)	(7,118)	(2,417)
Total financial (income) expenses	(51,311)	(12,285)	(3,931)
U.S.A. [Member]
Sales by location of customers :
Sales by location of customers	777,191	669,481	587,851
Canada [Member]
Sales by location of customers :
Sales by location of customers	55,452	56,718	52,452
Israel [Member]
Sales by location of customers :
Sales by location of customers	22,157	22,917	19,929
Other [Member]
Sales by location of customers :
Sales by location of customers	$ 8,144	$ 10,169	$ 10,722